Note 12 - Right-of-use Assets, Net and Lease Liabilities (Details Textual)	Dec. 31, 2021
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	29.50%
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	33.60%
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Remaining lease payments to be made, percentage	36.90%